Vessel Under Construction Schedule (Details) - Kamsarmax	12 Months Ended
Dec. 31, 2017 DWT
Property, Plant and Equipment [Line Items]
DWT	1,480,000
Hull 2215-TBN SBI Lynx [Member] | Jiangsu Yangzijiang Shipbuilding Co. Ltd. [Member] | 2nd Quarter 2018 [Member]
Property, Plant and Equipment [Line Items]
DWT	82,000